Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000249814 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FPA New Income Fund (Investor Class/FPNRX)
Average Annual Return, Percent	[1]	4.93%	3.15%	2.79%
C000243216 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FPA New Income Fund (Institutional Class/FPNIX)
Average Annual Return, Percent		5.00%	3.23%	2.88%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
Consumer Price Index Seasonally Adjusted 100 bps [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index Seasonally Adjusted + 100 bps
Average Annual Return, Percent		4.11%	5.58%	4.20%

[1]	Investor Class commenced operations on April 30, 2024. The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.